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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
                 ---------------------------------
   Address:      12400 High Bluff Drive, Suite 600
                 ---------------------------------
                 San Diego, CA 92130
                 -------------------------------

Form 13F File Number:     028-06854
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
         -------------------------------
Title:   Director of Operations
         -------------------------------
Phone:   858-704-3336
         -------------------------------

Signature, Place, and Date of Signing:

           /s/ J. SITLANI              San Diego, California       05/14/08
   -------------------------------    -----------------------   --------------
             [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                     Page 1

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   10
                                        --------------------

Form 13F Information Table Value Total:          $ 5,785,616
                                        --------------------
                                            (thousands)

Confidential information has been omitted from the public Form 13F and filed seperately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                           FORM 13F INFORMATION TABLE

                                  TITLE                VALUE  SHARES/    SH/  PUT/  INVSTMT     OTHER        VOTING AUTHORITY
    NAME OF ISSUER              OF CLASS   CUSIP    (X$1000)  PRN AMT    PRN  CALL  DSCRETN    MANAGERS   SOLE       SHARED  NONE
--------------------           --------- ---------  --------  --------   ---  ----  -------  ----------- ------     -------  ----
Prudential Financial, Inc.         COM   744320102   $618,536  7,904,615  SH         SOLE                 7,904,615
National Semiconductor Corp.       COM   637640103   $715,457 39,053,327  SH         SOLE                39,053,327
Baxter International Inc.          COM   071813109 $1,191,462 20,606,402  SH         SOLE                20,606,402
Sovereign Bancorp Inc.             COM   845905108   $281,882 30,244,832  SH         SOLE                30,244,832
UnumProvident Corporation          COM   91529Y106   $791,546 35,963,030  SH         SOLE                35,963,030
The Home Depot, Inc.               COM   437076102   $749,321 26,790,168  SH         SOLE                26,790,168
The Home Depot, Inc.               COM   437076102   $148,087  5,294,500  SH         OTHER                5,294,500
Sprint Nextel Corp.                COM   852061100   $355,084 53,076,834  SH         SOLE                53,076,834
Capital One Financial Corp.        COM   14040H105   $346,944  7,048,848  SH         SOLE                 7,048,848
SPDR Trust Series 1                COM   78462F103   $587,297  4,450,228  SH         SOLE                 4,450,228

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